ZAO Citibank, Moscow, sub-custodian for Virtus Tactical Allocation Series

Although an account was open with this custodian, during the period no assets were held in the account.  As a result of the impact of the Russian-Ukraine war, the fund’s foreign custody manager determined during the period that the arrangements with this custodian do not subject a fund’s assets to the requisite reasonable care as prescribed pursuant to Rule 17f-5 in view of all factors relevant to safekeeping of assets.